Loss Per Share - Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of ordinary shares in computation of basic loss per share (in shares)	234,803	222,000	193,334
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	234,803	222,000	193,334